Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000058323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco India ETF
Class Name	Invesco India ETF
Trading Symbol	PIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco India ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco India ETF	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI India Index (Net) finished with small negative returns during a volatile year. Driven primarily by the prospect of punitive tariffs from the US, stocks fell and rallied seasonally depending on overall market positivity surrounding trade negotiations. At the end of the fiscal year, progress in China-US trade talks improved hopes for a breakthrough in negotiations with India. While Indian stocks recovered somewhat, returns were still negative, and the Fund saw slight headwinds compared to the MSCI India Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.25%, differed from the return of the Index, -0.43%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the communication services sector.
Positions | Bharti Airtel Ltd., a communication services company, and Maruti Suzuki India Ltd., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the utilities sector.
Positions | Infosys Ltd., an information technology company, and Tata Consultancy Services Ltd., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco India ETF — NAV Return	-1.25%	12.43%	8.94%
Blended - FTSE India Quality and Yield Select Index	-0.43%	16.09%	11.47%
MSCI India Index (Net)	-1.18%	13.82%	9.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 213,529,448
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,773,737
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$213,529,448
Total number of portfolio holdings	219
Total advisory fees paid	$1,773,737
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	7.85%
Reliance Industries Ltd.	7.10%
ICICI Bank Ltd.	4.98%
Bharti Airtel Ltd.	3.95%
Infosys Ltd.	3.65%
Mahindra & Mahindra Ltd.	2.28%
Tata Consultancy Services Ltd.	2.19%
Bajaj Finance Ltd.	2.05%
Axis Bank Ltd.	1.98%
Larsen & Toubro Ltd.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	7.85%
Reliance Industries Ltd.	7.10%
ICICI Bank Ltd.	4.98%
Bharti Airtel Ltd.	3.95%
Infosys Ltd.	3.65%
Mahindra & Mahindra Ltd.	2.28%
Tata Consultancy Services Ltd.	2.19%
Bajaj Finance Ltd.	2.05%
Axis Bank Ltd.	1.98%
Larsen & Toubro Ltd.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's ticker symbol, underlying index, investment objective and principal investment strategy. The Fund’s ticker symbol will change to IMVP. The Fund’s underlying index will change to Bloomberg India MVP Index (the "New Underlying Index"), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of the Fund's total assets in securities that comprise the New Underlying Index, as well as American depositary receipts and global depositary receipts that represent securities in the New Underlying Index. These changes will be effective on or about February 23, 2026.

Material Fund Change Name [Text Block]
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's ticker symbol, underlying index, investment objective and principal investment strategy. The Fund’s ticker symbol will change to IMVP. The Fund’s underlying index will change to Bloomberg India MVP Index (the "New Underlying Index"), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of the Fund's total assets in securities that comprise the New Underlying Index, as well as American depositary receipts and global depositary receipts that represent securities in the New Underlying Index. These changes will be effective on or about February 23, 2026.

Material Fund Change Objectives [Text Block]	At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's ticker symbol, underlying index, investment objective and principal investment strategy.The Fund’s underlying index will change to Bloomberg India MVP Index (the "New Underlying Index"), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of the Fund's total assets in securities that comprise the New Underlying Index, as well as American depositary receipts and global depositary receipts that represent securities in the New Underlying Index. These changes will be effective on or about February 23, 2026.
Material Fund Change Strategies [Text Block]	At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved changes to the Fund's ticker symbol, underlying index, investment objective and principal investment strategy.The Fund’s underlying index will change to Bloomberg India MVP Index (the "New Underlying Index"), the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of the Fund's total assets in securities that comprise the New Underlying Index, as well as American depositary receipts and global depositary receipts that represent securities in the New Underlying Index. These changes will be effective on or about February 23, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports